ACTIVE ASSETS TAX-FREE TRUST    Two World Trade Center, New York, New York 10048

LETTER TO THE SHAREHOLDERS December 31, 1998

DEAR SHAREHOLDER:

We are pleased to present the semiannual report on the operations of Active Assets Tax-Free Trust for the six-month period ended December 31, 1998.

The defining event for the municipal money market in 1998 was the decision in late September by the Federal Reserve Board to begin easing monetary policy. The change in policy came in the face of international financial turmoil and took the form of three separate rate cuts. Aided by the Fed's move, tax-free money market yields trended lower. Healthy municipal government finances also contributed to the decline in short-term municipal yields as increased tax revenues and rising budget surpluses resulted in a diminished need for borrowing against cash flow. Improving municipal balance sheets had the added benefit of reducing credit quality concerns.

Within the municipal money market sector, securities with the longest maturities were the primary beneficiaries of the reduced cost of borrowing. The Bond Buyer One Year Note Index, the benchmark indicator for the long end of the tax-free money market, registered a net decline of 53 basis points (hundredths of a percent) by the end of the third quarter as investor demand outstripped the lighter supply of newly issued notes. The Fed's actions during the closing months of the year helped to bring the Index lower by an additional 20 basis points. Over the course of the full year, the Index declined by 73 basis points to 3.04 percent.

At the short end of the tax-free money market, yields for variable rate demand obligations (VRDOs) with daily and weekly rate changes were only about 25 basis points lower, on average, during the second half of 1998 than they were during the second half of 1997. However, seasonal imbalances in supply and demand were the cause for pronounced swings in the yields for daily and weekly VRDOs. Yields for weekly VRDOs ranged from a low of 2.75 percent in early September to a high of 4.00 percent in both late September and late December.

ACTIVE ASSETS TAX-FREE TRUST

PORTFOLIO MANAGEMENT AND PERFORMANCE

Active Assets Tax-Free Trust's annualized net investment income (ratio to average net assets) was 2.83 percent for the six-month period ended December 31, 1998. The Trust's thirty-day moving average yield was 2.78 percent as of December 31, 1998.

On December 31, the Trust's net assets totaled $2 billion with approximately 58 percent of the Trust's portfolio invested in VRDOs. Tax-exempt commercial paper and municipal notes, the two other types of securities utilized in the portfolio, comprised approximately 31 percent and 11 percent of the portfolio, respectively. The Trust was broadly diversified geographically with holdings in 39 states.

Portfolio holdings are continuously reviewed to maintain or improve creditworthiness. In addition to evaluating the issuer's credit, particular attention is devoted to monitoring the credit quality of institutions which provide enhancement and/or liquidity facilities. The Trust has had no exposure to Asian bank letters of credit or liquidity facilities for over two years.

The Trust's weighted average maturity reached a high for the year of 73 days in early July. The extension of maturity at mid-year followed a typical seasonal pattern resulting from the purchase of newly issued one-year tax and revenue anticipation notes (TRANs). These instruments come to market in large supply each year between mid-June and early July in conjunction with the start of the new fiscal year for most municipal governments. Investments in longer fixed-rate securities offset some of the yield volatility associated with daily and weekly VRDOs. With the absence of a fresh supply of longer-term paper, the Trust's weighted average maturity gradually shortened over the balance of the year. At the end of December, the Trust's average maturity was 48 days.

LOOKING FORWARD

Global economic conditions seem likely to keep inflationary pressures under control and have contributed to lower interest rates. The fixed-income markets appear concerned about the risk of renewed inflation as countries seek to stimulate economic growth. However, the ability of the Fed to maintain stability by responding with appropriate monetary policy is encouraging. With the unlikely prospects for a near-term rise in municipal money market interest rates, the weighted average maturity of the Trust's portfolio is expected to remain in its current range of approximately 30 to 60 days until newly issued one-year TRANs become available in larger supply.

ACTIVE ASSETS TAX-FREE TRUST

We appreciate your support of Active Assets Tax-Free Trust and look forward to continuing to serve your investment needs and objectives.

Sincerely yours,

/S/ CHARLES A. FIUMEFREDDO
CHARLES A. FIUMEFREDDO
Chairman of the Board

ACTIVE ASSETS TAX-FREE TRUST

PORTFOLIO OF INVESTMENTS December 31, 1998 (unaudited)

PRINCIPAL
AMOUNT IN                                                                 COUPON    DEMAND
THOUSANDS                                                                 RATE+      DATE*         VALUE
-------------------------------------------------------------------------------------------------------------
            SHORT-TERM VARIABLE RATE MUNICIPAL OBLIGATIONS (57.3%)
            Alabama
 $22,500    Birmingham Medical Clinic Board, University of Alabama
             Health Services Foundation Ser 1991........................   3.85%   01/08/99    $   22,500,000
  24,700    University of Alabama, Birmingham Hospital Ser 1997B........   3.85    01/08/99        24,700,000

            Arizona
  12,200    Arizona Educational Loan Marketing Corporation, 1991 Ser A
             (AMT)......................................................   4.10    01/08/99        12,200,000
  10,400    Maricopa County, Arizona Public Service Co Palo Verde 1994
             Ser C......................................................   5.00    01/04/99        10,400,000

            Arkansas
  20,000    Crossett, Georgia Pacific Corp Ser 1984.....................   3.90    01/08/99        20,000,000

            California
   3,400    California Health Facilities Financing Authority, Adventist
             Health System/West 1998 Ser A (MBIA).......................   5.00    01/04/99         3,400,000
   8,500    California Statewide Communities Development Authority, John
             Muir/Mt Diablo Health System COPs (AMBAC)..................   4.80    01/04/99         8,500,000
  10,000    Foothill/Eastern Transportation Corridor Agency, Toll Road
             Ser 1995C..................................................   3.60    01/08/99        10,000,000
   7,150    Newport Beach, Hoag Memorial Hospital/Presbyterian 1996 Ser
             A..........................................................   5.10    01/04/99         7,150,000

            Colorado
  15,000    Colorado Student Obligation Bond Authority, Ser 1989A
             (AMT)......................................................   3.95    01/08/99        15,000,000

            Connecticut
   7,500    Connecticut Health & Educational Facilities Authority, Yale
             University Ser T...........................................   3.75    01/08/99         7,500,000
  30,000    Connecticut Special Assessment, Unemployment Compensation
             1993 Ser C (FGIC)..........................................   3.60    07/01/99        30,000,000

            Delaware
  10,000    Delaware Economic Development Authority, Star Enterprise Ser
             1997C (AMT)................................................   4.11    01/08/99        10,000,000

            Florida
  24,900    Dade County, Water & Sewer Ser 1994 (FGIC)..................   3.40    01/08/99        24,900,000
   3,000    Dade County Health Facilities Authority, Miami Children's
             Hospital Ser 1990..........................................   4.00    01/04/99         3,000,000
  21,550    Dade County Industrial Development Authority, Dolphins
             Stadium Ser 1985 B & C.....................................   3.90    01/08/99        21,550,000
  10,000    Escambia County, Gulf Power Co Ser 1997.....................   5.10    01/04/99        10,000,000
  14,000    Putnam County Development Authority, Seminole Electric Co-op
             Inc Ser 1984 D (NRU-CFC Gtd)...............................   2.85    06/15/99        14,000,000
  20,000    Volusia County Health Facilities Authority, Pooled Ser 1985
             (FGIC).....................................................   3.75    01/08/99        20,000,000

            Georgia
  21,000    Albany-Dougherty County Hospital Authority, Phoebe-Putney
             Memorial Hospital Ser 1991 (AMBAC).........................   4.00    01/08/99        21,000,000
  14,000    Clayton County Hospital Authority, Southern Regional Medical
             Center, Ser 1998B..........................................   4.00    01/08/99        14,000,000

                       SEE NOTES TO FINANCIAL STATEMENTS

ACTIVE ASSETS TAX-FREE TRUST

PORTFOLIO OF INVESTMENTS December 31, 1998 (unaudited) continued

PRINCIPAL
AMOUNT IN                                                                 COUPON    DEMAND
THOUSANDS                                                                 RATE+      DATE*         VALUE
-------------------------------------------------------------------------------------------------------------
            Hawaii
 $ 5,000    Hawaii Department of Budget & Finance, Kaiser Permanente
             Semiannual Tender Ser 1984 B...............................   3.80%   03/01/99    $    5,000,000

            Illinois
   8,000    Chicago, Chicago Midway Airport Second Lien Ser 1998B (MBIA)
             (AMT)......................................................   5.10    01/04/99         8,000,000
            Illinois Health Facilities Authority,
   8,800     Gottlieb Health Resources Ser 1990.........................   4.10    01/08/99         8,800,000
  11,000     Resurrection Health Care System Ser 1993...................   5.15    01/04/99        11,000,000
  20,000    Illinois Toll Highway Authority, Refg 1993 Ser B (MBIA).....   3.85    01/08/99        20,000,000

            Indiana
   8,500    Indiana Development Finance Authority, Southern Indiana Gas
             & Electric Co 1988 Ser A...................................   3.65    03/01/99         8,500,000
  18,000    Indiana Hospital Equipment Financing Authority, Ser 1985 A
             (MBIA).....................................................   4.00    01/08/99        18,000,000
  10,000    Indianapolis, Ogden Martin Systems Inc Ser 1987 (AMT).......   5.15    01/04/99        10,000,000
   8,400    Petersburg, Indianapolis Power & Light Co Ser 1995B
             (AMBAC)....................................................   4.15    01/08/99         8,400,000

            Kentucky
   7,000    Jamestown, Union Underwear Co 1983 Ser A....................   3.75    01/08/99         7,000,000

            Louisiana
  15,000    New Orleans Aviation Board, Ser 1993 B (MBIA)...............   4.05    01/08/99        15,000,000
   6,400    St Charles Parish, Shell Oil Co Ser 1993 (AMT)..............   5.20    01/04/99         6,400,000

            Maryland
            Maryland Health & Higher Educational Facilities Authority,
   7,500     Johns Hopkins Hospital Ser A...............................   4.05    01/08/99         7,500,000
   9,900     North Arundel Hospital Ser 1997A...........................   4.20    01/08/99         9,900,000
  18,000    Washington Suburban Sanitary District, 1998 Ser BANs........   4.05    01/08/99        18,000,000

            Massachusetts
  15,000    Massachusetts, Refg 1998 Ser A..............................   3.90    01/08/99        15,000,000
  23,250    Massachusetts Bay Transportation Authority, 1984 Ser A......   3.50    03/01/99        23,250,000
            Massachusetts Health & Educational Facilities Authority,
   9,700     Amherst College Ser F......................................   3.90    01/08/99         9,700,000
  45,000     Harvard University Ser 1985 I..............................   3.95    01/08/99        45,000,000
  16,605     Williams College Ser E.....................................   3.70    01/08/99        16,605,000

            Michigan
   5,800    Delta County Economic Development Corporation, Mead-Escanaba
             Paper Co Ser 1985 E........................................   5.00    01/04/99         5,800,000
   9,100    Michigan Strategic Fund, Detroit Edison Co Ser 1995CC.......   5.15    01/04/99         9,100,000

                       SEE NOTES TO FINANCIAL STATEMENTS

ACTIVE ASSETS TAX-FREE TRUST

PORTFOLIO OF INVESTMENTS December 31, 1998 (unaudited) continued

PRINCIPAL
AMOUNT IN                                                                 COUPON    DEMAND
THOUSANDS                                                                 RATE+      DATE*         VALUE
-------------------------------------------------------------------------------------------------------------
            Minnesota
 $ 2,000    Beltrami County, Environmental Northwood Panelboard Co Ser
             1991.......................................................   5.05%   01/04/99    $    2,000,000
   5,900    Minneapolis & St Paul Housing & Redevelopment Authority,
             Children's Health Care Ser 1995B (FSA).....................   5.15    01/04/99         5,900,000

            Missouri
            Missouri Health & Educational Facilities Authority,
   2,000     Cox Health Systems Ser 1997 (MBIA).........................   5.00    01/04/99         2,000,000
   6,700     Drury College Ser 1996A....................................   5.15    01/04/99         6,700,000
   6,500     Washington University Ser 1996C............................   5.00    01/04/99         6,500,000

            New Hampshire
  10,000    New Hampshire Higher Educational & Health Facilities
             Authority,
             St Paul's School Ser 1998..................................   4.00    01/08/99        10,000,000

            New Jersey
   3,000    New Jersey Economic Development Authority, United Water New
             Jersey Inc 1996 Ser B (AMBAC)..............................   4.80    01/04/99         3,000,000
  23,400    New Jersey Turnpike Authority, Ser 1991 D (FGIC)............   3.75    01/08/99        23,400,000

            New Mexico
  26,200    Albuquerque, Airport Sub Lien Ser 1995 (AMBAC)..............   3.85    01/08/99        26,200,000

            New York
   6,000    Long Island Power Authority, Electric Sub Ser 6.............   4.85    01/04/99         6,000,000
   2,600    New York State Dormitory Authority, Cornell University Ser
             1990 B.....................................................   5.00    01/04/99         2,600,000
   1,100    New York State Energy Research & Development Authority, New
             York State Electric & Gas Corp Ser 1994 D..................   4.80    01/04/99         1,100,000

            North Carolina
  10,000    Charlotte, Airport Refg Ser 1993A (MBIA)....................   3.85    01/08/99        10,000,000
  14,800    Durham, Ser 1993A COPs......................................   4.00    01/08/99        14,800,000
   7,000    North Carolina Educational Facilities Finance Agency, The
             Bowman Gray School of Medicine Ser 1996....................   4.00    01/08/99         7,000,000
  18,500    North Carolina Medical Care Commission, Duke University
             Hospital Ser 1985B.........................................   3.95    01/08/99        18,500,000
  21,700    Person County Industrial Facilities & Pollution Control
             Financing Authority, Carolina Power & Light Co Ser 1992A...   4.10    01/08/99        21,700,000

            Ohio
  10,000    Cleveland, Airport System Ser 1997 D (AMT)..................   4.00    01/08/99        10,000,000
  12,600    Columbus, Unlimited Tax Ser 1995-1..........................   3.85    01/08/99        12,600,000
  30,915    Cuyahoga County, Cleveland Clinic Health System Obligated
             Group Ser 1997B (AMBAC) & Ser 1998A........................   4.10    01/08/99        30,915,000
   2,400    Ohio Air Quality Development Authority, Sohio Air-British
             Petroleum Co Ser 1995......................................   5.00    01/04/99         2,400,000

                       SEE NOTES TO FINANCIAL STATEMENTS

ACTIVE ASSETS TAX-FREE TRUST

PORTFOLIO OF INVESTMENTS December 31, 1998 (unaudited) continued

PRINCIPAL
AMOUNT IN                                                                 COUPON    DEMAND
THOUSANDS                                                                 RATE+      DATE*         VALUE
-------------------------------------------------------------------------------------------------------------
            Oklahoma
 $ 8,000    Oklahoma Student Loan Authority, Ser 1998A (MBIA) (AMT).....   4.10%   01/08/99    $    8,000,000
  34,205    Oklahoma Water Resources Board, State Loan Ser 1994A & Ser
             1995.......................................................   3.50    03/01/99        34,205,000

            Oregon
  25,200    Oregon, Veterans' Ser 73 E..................................   4.00    01/08/99        25,200,000

            Pennsylvania
  16,500    Pennsylvania Higher Education Assistance Agency, Student
             Loan 1997
             Ser A (AMT)................................................   4.35    01/08/99        16,500,000
  20,000    Pennsylvania Turnpike Commission, Ser Q of 1998.............   5.00    01/04/99        20,000,000
  17,700    York General Authority, Pooled Ser 1996.....................   4.10    01/08/99        17,700,000

            South Carolina
            York County,
  14,835    North Carolina Electric Membership Corp Ser 1984 N-5
             (NRU-CFC Gtd)..............................................   3.30    03/15/99        14,835,000
  22,805    Saluda River Electric Co-op Inc Ser 1984 E-1 & E-2 (NRU-CFC
             Gtd).......................................................   3.55    02/16/99        22,805,000

            Tennessee
  24,500    Clarksville Public Building Authority, Pooled Financing Ser
             1995.......................................................   4.05    01/08/99        24,500,000
   8,300    Metropolitan Nashville Airport Authority, American Airlines
             Inc Refg Ser 1995B.........................................   4.85    01/04/99         8,300,000

            Texas
  25,000    Harris County, Toll Road Unlimited Tax Sub Lien Ser 1994
             C..........................................................   3.95    01/08/99        25,000,000
  10,000    Texas Municipal Gas Corporation, Senior Lien Gas Reserve Ser
             1998.......................................................   4.00    01/08/99        10,000,000
  18,300    Waco Health Facilities Development Corporation, Charity
             Obligated Group - Daughters of Charity National Health
             System Ser 1997F...........................................   3.90    01/08/99        18,300,000

            Utah
  20,000    Intermountain Power Agency, 1985 Ser E (AMBAC)..............   3.30    03/15/99        20,000,000

            Washington
  19,100    Washington, Ser 1996 A......................................   3.90    01/08/99        19,100,000

            Wisconsin
   9,500    Brokaw, Wausau Paper Mills Co Ser 1995 (AMT)................   4.30    01/08/99         9,500,000

            Wyoming
  15,900    Lincoln County, Exxon Corp Ser 1987 A (AMT).................   5.10    01/04/99        15,900,000
  10,800    Sweetwater County, Pacificorp Ser 1984......................   5.10    01/04/99        10,800,000
                                                                                               --------------

            TOTAL SHORT-TERM VARIABLE RATE MUNICIPAL OBLIGATIONS
            (Amortized Cost $1,139,715,000).................................................    1,139,715,000
                                                                                               --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

ACTIVE ASSETS TAX-FREE TRUST

PORTFOLIO OF INVESTMENTS December 31, 1998 (unaudited) continued

                                                                                                YIELD TO
PRINCIPAL                                                                                       MATURITY
AMOUNT IN                                                                COUPON    MATURITY    ON DATE OF
THOUSANDS                                                                 RATE       DATE       PURCHASE       VALUE
------------------------------------------------------------------------------------------------------------------------
            TAX-EXEMPT COMMERCIAL PAPER (30.7%)
            Arizona
 $ 7,750    Maricopa County Pollution Control Corporation, Southern
             California Edison Co 1985 Ser B...........................   3.40%    01/27/99       3.40%     $ 7,750,000
            Salt River Project Agricultural Improvement & Power
            District,
   7,000     Ser 1997 A................................................   3.40     01/21/99       3.40        7,000,000
   6,500     Ser 1997 A................................................   2.95     03/08/99       2.95        6,500,000

            Colorado
            Platte River Power Authority,
  10,000     Electric Sub Lien S-1.....................................   3.00     02/17/99       3.00       10,000,000
  15,000     Electric Sub Lien S-1.....................................   3.00     02/18/99       3.00       15,000,000

            Florida
            Jacksonville Electric Authority,
   8,000     Ser C.....................................................   3.10     02/09/99       3.10        8,000,000
  11,300     Ser C.....................................................   3.00     03/11/99       3.00       11,300,000

            Georgia
  10,000    Monroe County Development Authority, Georgia Power Co 1st
             Ser 1995..................................................   3.25     01/20/99       3.25       10,000,000

            Hawaii
   4,000    Hawaii Department of Budget & Finance, Citizens Utilities
             Co 1988 Ser B (AMT).......................................   3.05     03/09/99       3.05        4,000,000
  13,500    Honolulu City & County, Ser 1998 BANs......................   2.95     02/08/99       2.95       13,500,000

            Indiana
            Petersburg,
   9,900     Indianapolis Power & Light Co Ser 1991....................   3.15     01/15/99       3.15        9,900,000
  13,000     Indianapolis Power & Light Co Ser 1991....................   2.85     02/24/99       2.85       13,000,000

            Louisiana
            Plaquemines Port Harbor & Terminal District,
  10,000     Electric - Coal Transfer Co Ser 1985 B....................   3.00     03/11/99       3.00       10,000,000
  13,400     Electric - Coal Transfer Co Ser 1985 D....................   3.00     03/08/99       3.00       13,400,000

            Maryland
            Baltimore County,
  10,000     Ser 1995 BANs.............................................   2.90     01/26/99       2.90       10,000,000
  13,900     Ser 1995 BANs.............................................   2.90     03/18/99       2.90       13,900,000
  10,500    Baltimore Gas & Electric Co Ser 1985.......................   3.00     03/05/99       3.00       10,500,000

                       SEE NOTES TO FINANCIAL STATEMENTS

ACTIVE ASSETS TAX-FREE TRUST

PORTFOLIO OF INVESTMENTS December 31, 1998 (unaudited) continued

                                                                                                YIELD TO
PRINCIPAL                                                                                       MATURITY
AMOUNT IN                                                                COUPON    MATURITY    ON DATE OF
THOUSANDS                                                                 RATE       DATE       PURCHASE       VALUE
------------------------------------------------------------------------------------------------------------------------
            Minnesota
            Rochester,
 $11,950     Mayo Foundation/Mayo Medical Center Ser 1992 C............   3.40%    01/21/99       3.40%     $11,950,000
   8,600     Mayo Foundation/Mayo Medical Center Ser 1992 C............   2.90     04/06/99       2.90        8,600,000

            Nebraska
  10,000    Nebraska Public Power District, Series A Notes.............   3.20     02/09/99       3.20       10,000,000

            New Jersey
  15,000    New Jersey, Ser Fiscal 1999 A TRANs........................   3.00     01/28/99       3.00       15,000,000

            Nevada
   8,000    Las Vegas Valley Water District, Water Ser A...............   3.00     02/08/99       3.00        8,000,000

            North Carolina
            North Carolina Eastern Municipal Power Agency,
  10,000     Ser 1996..................................................   3.10     01/27/99       3.10       10,000,000
  10,000     Ser 1996..................................................   3.05     03/10/99       3.05       10,000,000

            Oklahoma
   5,000    Oklahoma City Industrial & Cultural Facilities Trust, SSM
             Health Care Ser 1998 B (MBIA).............................   3.00     02/19/99       3.00        5,000,000

            Pennsylvania
   8,000    Delaware County Industrial Development Authority, PECO
             Energy
             Ser 1988 C (FGIC).........................................   3.05     02/04/99       3.05        8,000,000
            Montgomery County Industrial Development Authority,
  12,800     PECO Energy Co Ser 1994 A.................................   3.50     01/26/99       3.50       12,800,000
  12,000     PECO Energy Co Ser 1994 A.................................   2.95     02/23/99       2.95       12,000,000
  15,000    Montour County, Penn State Geisinger Health System 1998 Ser
             B.........................................................   3.20     01/25/99       3.20       15,000,000

            South Carolina
            South Carolina Public Service Authority,
  12,100     Santee Cooper Ser 1998....................................   2.90     01/28/99       2.90       12,100,000
   8,000     Santee Cooper Ser 1998....................................   3.10     01/29/99       3.10        8,000,000
  25,000     Santee Cooper Ser 1998....................................   3.00     02/22/99       3.00       25,000,000
  12,500     Santee Cooper Ser 1998....................................   2.85     02/25/99       2.85       12,500,000
  10,100     Santee Cooper Ser 1998....................................   3.00     02/25/99       3.00       10,100,000

            Texas
            Dallas Area Rapid Transit,
   8,000     Sales Tax Ser A...........................................   3.05     02/19/99       3.05        8,000,000
   6,000     Sales Tax Ser B...........................................   3.20     02/11/99       3.20        6,000,000

                       SEE NOTES TO FINANCIAL STATEMENTS

ACTIVE ASSETS TAX-FREE TRUST

PORTFOLIO OF INVESTMENTS December 31, 1998 (unaudited) continued

                                                                                                YIELD TO
PRINCIPAL                                                                                       MATURITY
AMOUNT IN                                                                COUPON    MATURITY    ON DATE OF
THOUSANDS                                                                 RATE       DATE       PURCHASE       VALUE
------------------------------------------------------------------------------------------------------------------------
            Houston,
 $10,000     1996 Ser B................................................   3.05%    02/26/99       3.05%     $10,000,000
   8,000     Water & Sewer 1994 Ser A..................................   3.00     01/20/99       3.00        8,000,000
  11,000     Water & Sewer 1994 Ser A..................................   2.90     02/23/99       2.90       11,000,000
  15,000     Water & Sewer 1994 Ser A..................................   3.00     02/24/99       3.00       15,000,000
   8,000     Water & Sewer 1994 Ser A..................................   2.90     03/04/99       2.90        8,000,000
  10,000     Water & Sewer 1994 Ser A..................................   3.05     03/09/99       3.05       10,000,000
  10,200    San Antonio, Electric & Gas Ser 1988A......................   3.55     02/11/99       3.55       10,200,000
            Texas,
  10,000     Ser 1997B TRANs...........................................   2.90     04/21/99       2.90       10,000,000
  10,000     Ser 1997B TRANs...........................................   2.90     04/28/99       2.90       10,000,000
  20,000     Ser 1997B TRANs...........................................   2.90     05/26/99       2.90       20,000,000
  20,000     Ser 1997B TRANs...........................................   2.90     05/27/99       2.90       20,000,000
            Texas A & M University,
   8,000     Ser 1993 B................................................   2.85     02/18/99       2.85        8,000,000
  15,000     Ser 1993 B................................................   3.00     03/05/99       3.00       15,000,000
  12,800     Ser 1993 B................................................   3.00     03/10/99       3.00       12,800,000
            Texas Municipal Power Agency,
   9,000     Ser 1991..................................................   3.05     01/20/99       3.05        9,000,000
  10,000     Ser 1991..................................................   3.00     02/10/99       3.00       10,000,000

            Washington
   3,000    King County, Sewer Ser A...................................   3.05     02/17/99       3.05        3,000,000

            Wisconsin
  15,973    Wisconsin, Transportation Notes 1997 Ser A.................   3.00     02/05/99       3.00       15,973,000
            Wisconsin Health & Educational Facilities Authority,
  15,000     SSM Health Care Ser 1998 B................................   3.00     02/10/99       3.00       15,000,000
   8,000     SSM Health Care Ser 1998 B................................   3.00     03/04/99       3.00        8,000,000
                                                                                                            -----------

            TOTAL TAX-EXEMPT COMMERCIAL PAPER
            (Amortized Cost $610,773,000)................................................................   610,773,000
                                                                                                            -----------

            SHORT-TERM MUNICIPAL NOTES (11.4%)
            Idaho
  10,000    Idaho, Ser 1998 TANs, dtd 07/01/98.........................   4.50     06/30/99       3.60       10,042,824

            Illinois
   9,000    Chicago Park District, 1998 Tax Anticipation Warrants, dtd
             08/27/98..................................................   4.30     09/17/99       3.55        9,046,077

            Indiana
  10,000    Indianapolis Local Improvement Bond Bank, Ser 1998 E Notes,
             dtd 12/17/98..............................................   3.50     07/12/99       2.95       10,028,382

                       SEE NOTES TO FINANCIAL STATEMENTS

ACTIVE ASSETS TAX-FREE TRUST

PORTFOLIO OF INVESTMENTS December 31, 1998 (unaudited) continued

                                                                                                YIELD TO
PRINCIPAL                                                                                       MATURITY
AMOUNT IN                                                                COUPON    MATURITY    ON DATE OF
THOUSANDS                                                                 RATE       DATE       PURCHASE       VALUE
------------------------------------------------------------------------------------------------------------------------
            Iowa
 $45,000    Iowa School Corporations, Warrant Certificates 1998-99 Ser
             A (FSA), dtd 06/25/98.....................................   4.50%    06/25/99       3.65%     $45,176,918

            Kentucky
  15,000    Kentucky Asset/Liability Commission, 1998 Ser A TRANs, dtd
             07/01/98..................................................   4.50     06/25/99       3.57       15,064,565

            Michigan
   7,500    Michigan Municipal Bond Authority, Ser 1998 B-1 Notes, dtd
             07/02/98..................................................   4.50     07/02/99       3.60        7,532,461

            New Mexico
            New Mexico,
  30,000     Ser 1998 TRANs, dtd 07/02/98..............................   4.25     06/30/99       3.60       30,092,826
  20,000     Ser 1998A TRANs, dtd 12/10/98.............................   3.75     06/30/99       2.98       20,074,852

            Texas
  15,000    Harris County, Ser 1998 TANs, dtd 08/06/98.................   4.25     02/26/99       3.55       15,015,771
  20,000    Houston, Ser 1998 TRANs, dtd 07/01/98......................   4.50     06/30/99       3.55       20,066,659

            Wisconsin
  44,500    Wisconsin, Operating Notes of 1998, dtd 07/01/98...........   4.50     06/15/99       3.55       44,685,163
                                                                                                            -----------

           TOTAL SHORT-TERM MUNICIPAL NOTES (Amortized Cost $226,826,498).............................      226,826,498
                                                                                                         --------------

           TOTAL INVESTMENTS (Amortized Cost $1,977,314,498) (a)...............................   99.4%   1,977,314,498

           CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES......................................    0.6       11,920,091
                                                                                                 -----   --------------

           NET ASSETS..........................................................................  100.0%  $1,989,234,589
                                                                                                 =====   ==============

                       SEE NOTES TO FINANCIAL STATEMENTS

ACTIVE ASSETS TAX-FREE TRUST

PORTFOLIO OF INVESTMENTS December 31, 1998 (unaudited) continued

---------------------
  AMT        Alternative Minimum Tax.
 BANs        Bond Anticipation Notes.
 COPs        Certificates of Participation.
NRU-CFC      National Rural Utilities - Cooperative Finance Corporation.
 TANs        Tax Anticipation Notes.
 TRANs       Tax and Revenue Anticipation Notes.
   +         Rate shown is the rate in effect at December 31, 1998.
   *         Date on which the principal amount can be recovered through demand.
  (a)        Cost is the same for federal income tax purposes.

Bond Insurance:
---------------
 AMBAC       AMBAC Indemnity Corporation.
 FGIC        Financial Guaranty Insurance Company.
  FSA        Financial Security Assurance Inc.
 MBIA        Municipal Bond Investors Assurance Corporation.

                       SEE NOTES TO FINANCIAL STATEMENTS

ACTIVE ASSETS TAX-FREE TRUST

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
December 31, 1998 (unaudited)
ASSETS:
Investments in securities, at value
 (amortized cost $1,977,314,498)............................  $1,977,314,498
Cash........................................................         115,102
Interest receivable.........................................      12,785,555
Prepaid expenses and other assets...........................          52,824
                                                              --------------

    TOTAL ASSETS............................................   1,990,267,979
                                                              --------------

LIABILITIES:
Payable for:
    Investment management fee...............................         699,291
    Plan of distribution fee................................         180,015
    Shares of beneficial interest repurchased...............          18,900
Accrued expenses............................................         135,184
                                                              --------------

    TOTAL LIABILITIES.......................................       1,033,390
                                                              --------------

    NET ASSETS..............................................  $1,989,234,589
                                                              ==============

COMPOSITION OF NET ASSETS:
Paid-in-capital.............................................  $1,989,224,548
Accumulated undistributed net investment income.............          10,041
                                                              --------------

    NET ASSETS..............................................  $1,989,234,589
                                                              ==============

NET ASSET VALUE PER SHARE,
 1,989,234,648 shares outstanding
 (unlimited shares authorized of $.01 par value)............           $1.00
                                                              ==============

        SEE NOTES TO FINANCIAL STATEMENTS

ACTIVE ASSETS TAX-FREE TRUST

STATEMENT OF OPERATIONS
For the six months ended December 31, 1998 (unaudited)
NET INVESTMENT INCOME:

INTEREST INCOME.............................................  $34,897,846
                                                              -----------
EXPENSES
Investment management fee...................................    4,065,433
Plan of distribution fee....................................    1,040,149
Transfer agent fees and expenses............................      172,504
Registration fees...........................................      132,001
Custodian fees..............................................       43,900
Shareholder reports and notices.............................       30,223
Professional fees...........................................       26,451
Trustees' fees and expenses.................................        8,934
Other.......................................................       15,836
                                                              -----------

    TOTAL EXPENSES..........................................    5,535,431

Less: expense offset........................................      (43,898)
                                                              -----------

    NET EXPENSES............................................    5,491,533
                                                              -----------

    NET INVESTMENT INCOME...................................   29,406,313

    NET REALIZED GAIN.......................................       27,500
                                                              -----------

NET INCREASE................................................  $29,433,813
                                                              ===========

        SEE NOTES TO FINANCIAL STATEMENTS

ACTIVE ASSETS TAX-FREE TRUST

STATEMENT OF CHANGES IN NET ASSETS
                                                        FOR THE SIX       FOR THE YEAR
                                                       MONTHS ENDED          ENDED
                                                     DECEMBER 31, 1998   JUNE 30, 1998

---------------------------------------------------------------------------------------
                                                        (unaudited)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income..............................   $   29,406,313     $   56,736,920
Net realized gain..................................           27,500              5,223
                                                      --------------     --------------

    NET INCREASE...................................       29,433,813         56,742,143
                                                      --------------     --------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income..............................      (29,406,106)       (56,742,296)
Net realized gain..................................          (26,181)          --
                                                      --------------     --------------

    TOTAL DIVIDENDS AND DISTRIBUTIONS..............      (29,432,287)       (56,742,296)
                                                      --------------     --------------

Net increase from transactions in shares of
 beneficial interest...............................      119,842,219        235,864,187
                                                      --------------     --------------

    NET INCREASE...................................      119,843,745        235,864,034

NET ASSETS:
Beginning of period................................    1,869,390,844      1,633,526,810
                                                      --------------     --------------
    END OF PERIOD
    (Including undistributed net investment income
    of
    $10,041 and $9,834, respectively)..............   $1,989,234,589     $1,869,390,844
                                                      ==============     ==============

        SEE NOTES TO FINANCIAL STATEMENTS

ACTIVE ASSETS TAX-FREE TRUST

NOTES TO FINANCIAL STATEMENTS December 31, 1998 (unaudited)

1. ORGANIZATION AND ACCOUNTING POLICIES

Active Assets Tax-Free Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Trust's investment objective is to provide a high level of daily income which is exempt from federal income tax consistent with stability of principal and liquidity. The Trust was organized as a Massachusetts business trust on March 30, 1981 and commenced operations on July 7, 1981.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- Portfolio securities are valued at amortized cost, which approximates market value.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. The Trust amortizes premiums and accretes discounts over the life of the respective securities. Interest income is accrued daily.

C. FEDERAL INCOME TAX STATUS -- It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Trust records dividends and distributions to shareholders as of the close of each business day.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement with Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager"), the Trust pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Trust determined as of the close of each business day: 0.50% to the portion of daily net assets not exceeding $500 million; 0.425% to the portion of daily net assets exceeding $500 million but not exceeding $750 million; 0.375% to the portion of daily net assets exceeding $750 million but not exceeding $1 billion; 0.35% to the

ACTIVE ASSETS TAX-FREE TRUST

NOTES TO FINANCIAL STATEMENTS December 31, 1998 (unaudited) continued

portion of daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.325% to the portion of daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.30% to the portion of daily net assets exceeding $2 billion but not exceeding $2.5 billion; 0.275% to the portion of daily net assets exceeding $2.5 billion but not exceeding $3 billion; and 0.25% to the portion of daily net assets exceeding $3 billion.

Under the terms of the Agreement, in addition to managing the Trust's investments, the Investment Manager maintains certain of the Trust's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Trust who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Trust.

3. PLAN OF DISTRIBUTION

Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager, is the distributor of the Trust's shares and, in accordance with a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act, finances certain expenses in connection therewith.

Under the Plan, the Distributor bears the expense of all promotional and distribution related activities on behalf of the Trust, except for expenses that the Trustees determine to reimburse, as described below. The following activities and services may be provided by the Distributor and other broker-dealers under the Plan: (1) compensation to sales representatives of the Dean Witter Reynolds Inc., an affiliate of the Investment Manager and Distributor, and other broker-dealers; (2) sales incentives and bonuses to sales representatives and to marketing personnel in connection with promoting sales of the Trust's shares; (3) expenses incurred in connection with promoting sales of the Trust's shares; (4) preparing and distributing sales literature; and (5) providing advertising and promotional activities, including direct mail solicitation and television, radio, newspaper, magazine and other media advertisements.

The Trust is authorized to reimburse the Distributor for specific expenses the Distributor incurs or plans to incur in promoting the distribution of the Trust's shares. The amount of each monthly reimbursement payment may in no event exceed an amount equal to a payment at the annual rate of 0.15% of the Trust's average daily net assets. Expenses incurred by the Distributor pursuant to the Plan in any fiscal year will not be reimbursed by the Trust through payments accrued in any subsequent

ACTIVE ASSETS TAX-FREE TRUST

NOTES TO FINANCIAL STATEMENTS December 31, 1998 (unaudited) continued

fiscal year. For the six months ended December 31, 1998, the distribution fee was accrued at the annual rate of 0.10%.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales/maturities of portfolio securities for the six months ended December 31, 1998 aggregated $2,109,406,720 and $2,144,878,500, respectively.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Trust's transfer agent. At December 31, 1998, the Trust had transfer agent fees and expenses payable of approximately $5,200.

The Trust has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Trust who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended December 31, 1998, included in Trustees' fees and expenses in the Statement of Operations amounted to $3,016. At December 31, 1998, the Trust had an accrued pension liability of $51,037 which is included in accrued expenses in the Statement of Assets and Liabilities.

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

                                                                 FOR THE SIX       FOR THE YEAR
                                                                MONTHS ENDED          ENDED
                                                              DECEMBER 31, 1998   JUNE 30, 1998
                                                              -----------------   --------------
                                                                 (unaudited)
Shares sold.................................................    3,351,922,022      6,715,086,000
Shares issued in reinvestment of dividends and
 distributions..............................................       29,432,287         56,742,296
                                                               --------------     --------------
                                                                3,381,354,309      6,771,828,296
Shares repurchased..........................................   (3,261,512,090)    (6,535,964,109)
                                                               --------------     --------------
Net increase in shares outstanding..........................      119,842,219        235,864,187
                                                               ==============     ==============

6. FEDERAL INCOME TAX STATUS

At June 30, 1998, the Trust had a net capital loss carryover of approximately $1,300 which will be available through June 30, 2006 to offset future capital gains to the extent provided by regulations.

ACTIVE ASSETS TAX-FREE TRUST

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                 FOR THE SIX                FOR THE YEAR ENDED JUNE 30
                                                                MONTHS ENDED      -----------------------------------------------
                                                              DECEMBER 31, 1998    1998      1997      1996      1995      1994
---------------------------------------------------------------------------------------------------------------------------------
                                                                 (unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period........................       $  1.00        $  1.00   $  1.00   $  1.00   $  1.00   $  1.00
                                                                   -------        -------   -------   -------   -------   -------
Net income from investment operations.......................         0.014          0.031     0.030     0.031     0.030     0.020
Less dividends from net investment income...................        (0.014)        (0.031)   (0.030)   (0.031)   (0.030)   (0.020)
                                                                   -------        -------   -------   -------   -------   -------
Net asset value, end of period..............................       $  1.00        $  1.00   $  1.00   $  1.00   $  1.00   $  1.00
                                                                   =======        =======   =======   =======   =======   =======
TOTAL RETURN................................................          1.44%(1)       3.11%     3.05%     3.12%     3.09%     2.01%

RATIOS TO AVERAGE NET ASSETS:
Expenses....................................................          0.53%(2)       0.54%     0.55%     0.55%     0.56%     0.56%
Net investment income.......................................          2.83%(2)       3.05%     2.98%     3.08%     3.05%     1.98%

SUPPLEMENTAL DATA:
Net assets, end of period, in millions......................        $1,989         $1,869    $1,634    $1,542    $1,499    $1,416

---------------------
(1) Not annualized.
(2) Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

TRUSTEES
---------------------------------------
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
John R. Haire
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS
---------------------------------------
Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

Katherine H. Stromberg
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT
---------------------------------------
Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS
---------------------------------------
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER
---------------------------------------
Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048


The financial statements included herein have been taken from the records of the Trust without examination by the independent accountants and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Trust. For more detailed information about the Trust, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Trust.

This report is not authorized for distribution to prospective investors in the Trust unless preceded or accompanied by an effective prospectus.


---------------
  ACTIVE
 ...............
  ASSETS(R)
 ...............
  ACCOUNT
---------------


ACTIVE ASSETS
TAX-FREE TRUST


SEMIANNUAL REPORT
DECEMBER 31, 1998